UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23591

NB Private Markets Access Fund LLC

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, NY 10104

(Address of principal executive offices) (Zip code)

Patrick Deaton, Chief Operating Officer

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Private Markets Access Fund LLC
(FORMERLY, NB CROSSROADS PRIVATE MARKETS ACCESS Fund LLC)
Consolidated Financial Statements (Unaudited)
For the six months ended September 30, 2023

NB Private Markets Access Fund LLC
For the six months ended September 30, 2023

NB Private Markets Access Fund LLC
Consolidated Statement of Assets and Liabilities
As of September 30, 2023 (Unaudited)

Assets
Investments, at fair value (cost of $633,372,584)	$708,490,920
Cash	13,544
Receivable for investments sold	1,263
Interest receivable	467,197
Other assets	65,780
Total Assets	$709,038,704
Liabilities
Contributions received in advance	$19,382,048
Investment securities purchased	3,584,178
Advisory fee payable	2,287,430
Deferred Tax Fee Payable	1,428,973
Due to Affiliate	667,303
Due to Shareholder	616,246
Incentive fee payable	588,897
Distribution fee payable	229,549
Accounting and administration service fees payable	160,583
Professional fees payable	140,828
Other payables	93,237
Total Liabilities	$29,179,272
Commitments and contingencies (See Note 5)
Net Assets at Value	$679,859,432
Net Assets Consist of:
Paid-in capital	611,204,883
Total distributable earnings	68,654,549
Net Assets at Value	$679,859,432
Net Assets:
Institutional Class	$515,199,698
Class A-1	113,147
Class A-2	164,546,587
Shares outstanding:
Institutional Class Shares	42,787,757
Class A-1 Shares	9,474
Class A-2 Shares	13,778,107
Net asset value per share:
Institutional Class	$12.04
Class A-1	11.94
Maximum offering price per share*	12.37
Class A-2	11.94

*
Includes a sales charge of up to 3.50%.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments
As of September 30, 2023 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
ASSET-BACKED SECURITIES – 0.65%
American Express Credit Account Master Trust	3.75%	08/15/2027	375,000	$365,481	$363,011
Amur Equipment Finance Receivables X LLC(A)	1.64%	10/20/2027	54,467	52,469	52,368
BA Credit Card Trust	5.00%	04/17/2028	250,000	254,518	247,422
BMW Vehicle Owner Trust 2023-A	5.72%	04/27/2026	200,000	200,313	199,724
CARDS II Trust(A)	0.60%	04/15/2027	100,000	96,201	97,156
CCG Receivables Trust 2023-1(A)	5.82%	09/16/2030	100,000	100,296	99,857
DLLAA 2023-1 LLC(A)	5.93%	07/20/2026	100,000	100,324	99,957
DLLMT 2023-1 LLC(A)	5.78%	11/20/2025	87,000	86,993	86,583
Evergreen Credit Card Trust(A)	0.90%	10/15/2026	100,000	95,120	94,775
Ford Credit Auto Owner Trust 2023-A	5.14%	03/15/2026	292,342	291,811	291,176
GM Financial Automobile Leasing Trust 2022-2	3.42%	06/20/2025	200,000	197,192	197,586
Master Credit Card Trust II(A)	1.66%	07/21/2026	300,000	285,300	284,194
Mercedes-Benz Auto Lease Trust 2023-A	5.24%	11/17/2025	104,000	103,999	103,553
MMAF Equipment Finance LLC 2022-A(A)	3.20%	01/13/2028	105,000	101,263	100,754
Navient Private Education Refi Loan Trust 2021-F(A)	1.11%	02/18/2070	105,620	91,280	88,059
Nissan Auto Lease Trust 2023-A	5.10%	03/17/2025	205,922	205,567	205,154
OCCU Auto Receivables Trust 2022-1(A)	5.50%	10/15/2027	300,000	298,581	297,647
PFS Financing Corp(A)	0.71%	04/15/2026	100,000	95,997	97,105
Porsche Financial Auto Securitization Trust 2023-1(A)	5.42%	12/22/2026	296,000	295,731	295,068
SBA Tower Trust(A)	2.84%	01/15/2025	125,000	125,000	119,650
T-Mobile US Trust 2022-1(A)	4.91%	05/22/2028	200,000	199,689	197,257
Toyota Auto Receivables 2023-B Owner Trust	5.28%	05/15/2026	166,000	165,996	165,342
Verizon Master Trust	5.23%	11/22/2027	200,000	200,983	198,587
World Omni Auto Receivables Trust 2023-A	5.18%	07/15/2026	182,050	181,480	181,215
World Omni Auto Receivables Trust 2022-C	3.73%	03/16/2026	255,144	252,758	252,930
TOTAL ASSET-BACKED SECURITIES				4,444,342	4,416,130
BANK LOANS – 0.81%
Buckeye Partners, L.P.	7.68% (1-Month SOFR + 2.25%)	11/01/2026	497,442	494,594	496,696
Central Parent, Inc.	9.64% (3-Month SOFR + 4.50%)	07/06/2029	497,494	496,291	497,225
Consolidated Communications, Inc.	8.93% (1-Month SOFR + 3.50%)	10/02/2027	630,000	630,000	556,763
Dun & Bradstreet Corp.	8.56% (1-Month SOFR + 2.75%)	02/06/2026	497,371	496,771	496,281
Ingram Micro, Inc.	8.44% (1-Month SOFR + 3.00%)	06/30/2028	371,501	365,942	370,223
Medline Borrower, L.P.	8.68% (1-Month SOFR + 3.25%)	09/30/2028	497,475	489,230	495,833
Prime Security Services Borrower LLC	8.19% (1-Month SOFR + 2.75%)	09/23/2026	497,449	497,449	496,549
UKG Inc	8.62% (3-Month SOFR + 3.25%)	05/04/2026	648,350	647,556	645,990
The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2023 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
UFC Holdings LLC	8.37% (1-Month SOFR + 2.75%)	04/29/2026	497,184	494,911	496,393
WaterBridge Midstream Operating LLC	11.36% (3-Month SOFR + 5.75%)	06/22/2026	497,409	494,922	497,489
William Morris Endeavor Entertainment LLC	8.18% (1-Month SOFR + 2.75%)	05/18/2025	489,761	487,071	488,468
TOTAL BANK LOANS				5,594,737	5,537,910
COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.20%
Barclays Commercial Mortgage Trust 2019-C3	3.46%	05/15/2052	300,000	283,780	281,016
Benchmark 2018-B2 Mortgage Trust	3.78%	02/15/2051	173,487	168,348	164,393
Benchmark 2018-B4 Mortgage Trust	4.06%	07/15/2051	436,519	419,641	415,272
GS Mortgage Securities Trust 2018-GS10	4.11%	07/10/2051	283,300	274,371	271,469
GS Mortgage Securities Trust 2019-GC40	3.04%	07/10/2052	225,000	208,610	205,562
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				1,354,750	1,337,712
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS(A) – 0.37%
Connecticut Avenue Securities Trust 2021-R03	6.16% (30-Day Average SOFR + 0.85%)	12/25/2041	208,167	206,515	206,484
Connecticut Avenue Securities Trust 2022-R01	6.31% (30-Day Average SOFR + 1.00%)	12/25/2041	156,714	155,858	155,783
Connecticut Avenue Securities Trust 2022-R04	7.31% (30-Day Average SOFR + 2.00%)	03/25/2042	175,643	176,192	176,849
Connecticut Avenue Securities Trust 2022-R05	7.21% (30-Day Average SOFR + 1.90%)	04/25/2042	126,317	126,573	126,159
Connecticut Avenue Securities Trust 2022-R07	8.26% (30-Day Average SOFR + 2.95%)	06/25/2042	174,694	178,552	179,279
Connecticut Avenue Securities Trust 2022-R08	7.86% (30-Day Average SOFR + 2.55%)	07/25/2042	182,617	185,408	185,969
Freddie Mac STACR REMIC Trust 2021-HQA3	6.16% (30-Day Average SOFR + 0.85%)	09/25/2041	337,694	333,164	330,200
Freddie Mac STACR REMIC Trust 2021-HQA4	6.26% (30-Day Average SOFR + 0.95%)	12/25/2041	175,605	170,151	172,331
Freddie Mac STACR REMIC Trust 2022-DNA4	7.51% (30-Day Average SOFR + 2.20%)	05/25/2042	202,174	204,873	204,307
Freddie Mac STACR REMIC Trust 2022-DNA5	8.26% (30-Day Average SOFR + 2.95%)	06/25/2042	148,543	151,870	152,373
Freddie Mac STACR REMIC Trust 2023-DNA1	7.41% (30-Day Average SOFR + 2.10%)	03/25/2043	181,822	182,576	183,492
Freddie Mac Structured Agency Credit Risk Debt Notes	7.31% (30-Day Average SOFR + 2.00%)	06/25/2043	181,008	182,326	181,888
JP Morgan Mortgage Trust 2023-HE2	7.02% (30-Day Average SOFR + 1.70%)	03/25/2054	75,000	75,000	75,000
Towd Point Mortgage Trust 2017-5	6.03% (1-Month SOFR + 0.71%)	02/25/2057	205,381	204,354	206,204
TOTAL COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS				2,533,412	2,536,318

The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2023 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
CORPORATE BONDS – 0.80%
AbbVie, Inc.	3.60%	05/14/2025	205,000	200,759	198,239
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.65%	02/01/2026	200,000	195,796	192,156
Apple, Inc.	1.13%	05/11/2025	215,000	204,051	201,167
AT&T, Inc.	0.90%	03/25/2024	205,000	200,673	200,232
Bank of America Corp.	3.50%	04/19/2026	205,000	198,337	193,573
Boeing Co.	4.88%	05/01/2025	200,000	199,105	196,612
BP Capital Markets America, Inc.	3.80%	09/21/2025	200,000	196,685	193,963
Broadcom, Inc.	3.46%	09/15/2026	210,000	201,025	197,186
Crown Castle, Inc.	1.35%	07/15/2025	215,000	200,997	198,069
Discovery Communications LLC	4.90%	03/11/2026	200,000	197,923	195,291
Duke Energy Corp.	0.90%	09/15/2025	220,000	203,650	200,102
Evergy Inc.	2.45%	09/15/2024	205,000	199,070	198,096
Goldman Sachs Group, Inc.	5.70%	11/01/2024	295,000	296,017	293,887
HCA, Inc.	5.00%	03/15/2024	200,000	199,613	198,955
Inter-American Development Bank	4.50%	09/13/2033	95,000	94,947	92,908
McDonald’s Corp.	3.30%	07/01/2025	205,000	199,950	197,440
Morgan Stanley	3.70%	10/23/2024	305,000	300,042	298,003
Occidental Petroleum Corp.	2.90%	08/15/2024	205,000	200,092	200,294
Oracle Corp.	2.50%	04/01/2025	210,000	201,984	200,027
Paramount Global	4.00%	01/15/2026	210,000	199,610	198,856
Pelican IV Re Ltd.(A)	6.04% (1-Month Treasury Bill + 5.36%)	05/07/2024	725,000	725,000	73
Province of Quebec Canada	4.50%	09/08/2033	130,000	129,506	124,916
QUALCOMM, Inc.	3.45%	05/20/2025	200,000	196,473	193,575
Starbucks Corp.	3.80%	08/15/2025	200,000	196,371	193,642
T-Mobile USA, Inc.	3.50%	04/15/2025	205,000	200,216	197,876
Verizon Communications, Inc.	3.50%	11/01/2024	205,000	201,648	200,235
WEC Energy Group, Inc.	4.75%	01/09/2026	195,000	194,305	191,057
Wells Fargo & Co.	3.30%	09/09/2024	305,000	299,535	297,317
TOTAL CORPORATE BONDS				6,233,380	5,443,747
SHORT-TERM INVESTMENTS – 28.86%
MONEY MARKET FUND – 13.64%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	5.27%(B)		92,734,828	92,734,828	92,734,828
UNITED STATES TREASURY BILLS – 13.34%
United States Treasury Bill	5.30%(C)	11/02/2023	1,015,000	1,010,213	1,010,373
United States Treasury Bill	5.18%(C)	11/09/2023	39,027,500	38,802,756	38,809,513
United States Treasury Bill	5.33%(C)	11/28/2023	50,000,000	49,571,167	49,579,031
United States Treasury Bill	5.26%(C)	01/25/2024	1,335,000	1,312,914	1,312,390
TOTAL UNITED STATES TREASURY BILLS				90,697,050	90,711,307

The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2023 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
UNITED STATES TREASURY NOTES – 1.88%
United States Treasury Note	2.13%	11/30/2023	1,010,000	1,004,730	1,004,495
United States Treasury Note	0.13%	12/15/2023	1,030,000	1,020,326	1,019,137
United States Treasury Note	0.25%	03/15/2024	1,545,000	1,510,001	1,509,634
United States Treasury Note	3.00%	07/31/2024	2,365,000	2,336,494	2,317,053
United States Treasury Note	2.38%	08/15/2024	1,545,000	1,504,268	1,504,142
United States Treasury Note	1.75%	03/15/2025	3,445,000	3,335,510	3,276,114
United States Treasury Note	4.63%	06/30/2025	600,000	597,801	594,891
United States Treasury Note	4.50%	07/15/2026	600,000	600,587	594,469
United States Treasury Note	4.13%	07/31/2028	1,010,000	1,009,161	988,380
TOTAL UNITED STATES TREASURY NOTES				12,918,878	12,808,315
TOTAL SHORT-TERM INVESTMENTS				196,350,756	196,254,450
COMMON STOCKS – 0.40%
Unity Software Inc.			87,120	8,005,334	2,734,697
TOTAL COMMON STOCKS				8,005,334	2,734,697

The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2023 (Unaudited)

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
PRIVATE FUNDS(D) – 72.11%
ACON Strategic Partners II-B, L.P.	Secondary	08/2022	North America	7,903,264	23,329,036
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021 – 06/2023	North America	6,596,455	9,630,824
AP Safety Co-Invest, L.P.	Co-Investment	03/2022 – 04/2023	North America	3,177,676	3,125,463
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	845,047	12,502,523
BC Partners Galileo (1) L.P.	Secondary	07/2021 – 07/2023	Europe	8,849,731	11,568,909
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022 – 06/2023	North America	4,542,404	4,870,813
Breakaway Co-investment Holding LP	Co-Investment	10/2021	Europe	3,204,082	5,970
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	5,612,015	5,590,000
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,782,814
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08/2023	North America	18,631,828	18,607,357
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	11,951,207	14,116,585
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	7,056,687	7,032,181
CGI Acquisitions, Inc.(G)	Co-Investment	02/2022 – 09/2023	North America	4,062,865	5,971,535
Compass Syndication L.P.	Co-Investment	10/2021	North America	1,613,648	1,760,000
DGS Group Holdings, L.P.(G)	Co-Investment	09/2022 – 12/2022	North America	6,455,020	8,974,058
DIG Holdings, LLC	Co-Investment	12/2022	North America	9,754,100	11,575,763
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022 – 08/2023	North America	3,745,996	10,605,837
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	8,914,841	9,915,032
Follett Acquisition LP(G)	Co-Investment	01/2022	North America	4,060,000	4,060,000
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	6,308,656	6,300,000
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	12,355,226
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	2,570,118	4,773,422
KKR Malaga Co-Invest L.P.	Co-Investment	07/2023	North America	9,673,380	9,314,813
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	17,000,000	17,005,601
KMNOCH Investor, L.P.(G)	Co-Investment	11/2022	North America	16,970,562	17,000,000
L Catterton Growth IV, L.P.	Primary	03/2021 – 06/2023	North America	11,257,087	10,794,262
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021 – 10/2021	North America	2,893,688	3,577,683
Material Co-Invest, L.P.	Co-Investment	10/2022	North America	13,687,274	11,738,085
NB Credit Opps Co-Investment (Vetcor) LP	Co-Investment	03/2023 – 08/2023	North America	5,815,588	6,771,930
NB Credit Opps Co-Investment (VetcorII) LP	Co-Investment	08/2023	North America	1,703,158	1,783,635
NB Electron Aggregator LP	Co-Investment	08/2023	North America	25,000,000	24,877,261
NB Lowcode Private Equity(G)	Co-Investment	11/2022 – 08/2023	North America	2,912,140	4,090,431
NB Mavis Aggregator LP	Co-Investment	05/2023	North America	20,000,000	19,915,871
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	5,056,682	5,064,503
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	9,488,355
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	10,005,681	9,996,401
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021 – 09/2023	North America	8,005,199	6,128,051
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021 – 12/2021	North America	8,933,250	6,968,853
The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2023 (Unaudited)

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
RealPage Parent, LP(G)	Co-Investment	04/2021	North America	6,500,000	8,596,250
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022 – 03/2023	North America	7,890,426	9,207,690
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022 – 03/2023	North America	3,810,854	4,606,520
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021 – 10/2022	North America	6,663,851	11,938,044
SPI Parent Holding Company, LLC(G)(H)	Co-Investment	12/2021 – 04/2022	North America	5,789,976	12,730,712
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,504,394
TA Spartan Parent, LLC	Co-Investment	07/2023	North America	10,130,000	10,130,000
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021 – 09/2022	North America	4,012,571	5,560,000
THL Fund Investors (Altar), L.P.	Co-Investment	12/2022 – 09/2023	North America	4,950,847	5,741,688
THL Fund Investors (Iconic), L.P.	Co-Investment	06/2023 – 09/2023	North America	10,255,002	10,249,295
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023	North America	8,350,000	8,350,000
TPG IX Evergreen CI II, L.P.	Co-Investment	09/2023	North America	8,635,900	8,541,000
Truelink-Vista, L.P.	Co-Investment	10/2022	North America	3,500,000	9,450,000
True Wind Capital Continuation, L.P.	Secondary	03/2023 – 05/2023	North America	8,156,695	8,044,317
WP Irving Co-Invest, L.P.	Co-Investment	04/2022 – 09/2023	North America	5,541,468	6,561,597
WWEC Holdings LP	Co-Investment	10/2022	North America	7,120,000	8,900,000
ZM Parent Holding LLC(G)	Co-Investment	03/2022	North America	4,532,000	6,149,366
TOTAL PRIVATE FUNDS				408,855,873	490,229,956
TOTAL INVESTMENTS (Cost $633,372,584) – 104.20%					708,490,920
Other Assets & Liabilities (Net) – (4.20%)					(28,631,488)
TOTAL NET ASSETS – 100.00%					$679,859,432

(A)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of these securities was $4,546,821 representing 0.67% of net assets.

(B)
The rate is the annualized seven-day yield as of September 30, 2023.

(C)
Each issue shows the rate of the discount at the time of purchase.

(D)
Non-income producing securities, which are restricted as to resale and illiquid.

(E)
Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(F)
Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(G)
The fair value of the investment was determined using a significant unobservable input.

(H)
This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC the “Subsidiary”.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2023 (Unaudited)

Summary by Investment Type	Fair Value	% of Net Assets
Asset-Backed Securities	$4,416,130	0.65%
Bank Loans	5,537,910	0.81%
Commercial Mortgage-Backed Securities	1,337,712	0.20%
Collateralized Mortgage-Backed Obligations	2,536,318	0.37%
Corporate Bonds	5,443,747	0.80%
Short-Term Investments	196,254,450	28.86%
Common Stocks	2,734,697	0.40%
Private Funds	490,229,956	72.11%
Total Investments	708,490,920	104.20%
Other Assets & Liabilities (Net)	(28,631,488)	(4.20)%
Total Net Assets	$679,859,432	100.00%
The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Operations
For The Six Months Ended September 30, 2023 (Unaudited)

Investment Income:
Interest income	$3,874,630
Other income	3,379
Total Investment Income	3,878,009
Operating Expenses:
Advisory fees (see Note 3)	4,188,150
Incentive fees	1,489,096
Distribution and servicing fees Class A-1 (see Note 3)	393
Distribution and servicing fees Class A-2 (see Note 3)	314,103
Accounting and administration service fees	250,668
Professional fees	181,649
Independent Managers’ fees	84,375
Insurance expense	19,742
Other expenses	196,281
Total Operating Expenses	6,724,457
Expenses recouped by Adviser	104,995
Fee offsets	(50,910)
Net Operating Expenses	6,778,542
Net investment income (loss)	(2,900,533)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	373,256
Net change in unrealized appreciation (depreciation) on investments	15,875,058
Net Realized and Change in Unrealized Gain (Loss) on Investments	16,248,314
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,347,781
The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Changes in Net Assets

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Change in Net Assets from Operations:
Net investment income (loss)	$(2,900,533)	$(2,778,689)
Net realized gain (loss) on investments	373,256	540,905
Net change in unrealized appreciation (depreciation) on investments	15,875,058	38,048,604
Net Increase (Decrease) in Net Assets from Operations	13,347,781	35,810,820
Distributions to Shareholders:
Institutional Class	—	(1,605,285)
Class A-1	—	(126)
Class A-2	—	(21,392)
Total Distributions to Shareholders	—	(1,626,803)
Change in Net Assets Resulting from Capital Transactions:
Proceeds from shares sold
Institutional Class	78,775,402	42,320,741
Class A-2	137,311,626	21,944,900
Reinvestments of distributions
Institutional Class	—	1,450,540
Class A-1	—	126
Class A-2	—	21,125
Withdrawals
Institutional Class	(728,539)	(892,151)
Class A-2	—	(54,220)
Change in Net Assets Resulting from Capital Transactions	215,358,489	64,791,061
Net Change in Net Assets	228,706,270	98,975,078
Net Assets:
Beginning of period	451,153,162	352,178,084
End of period	$679,859,432	$451,153,162
Transactions in Shares:
Shares sold
Institutional Class Shares	6,629,555	3,803,715
Class A-2 Shares	11,633,128	1,998,689
Shares reinvested
Institutional Class Shares	—	128,711
Class A-1 Shares	—	11
Class A-2 Shares	—	1,879
Shares redeemed
Institutional Class Shares	(60,591)	(78,014)
Class A-2 Shares	—	(4,632)
Net Increase in Shares	18,202,092	5,850,359
The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Statement of Cash Flows
For The Six Months Ended September 30, 2023 (Unaudited)

Cash Flows from Operating Activities
Net change in net assets resulting from operations	$13,347,781
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(817,059,268)
Proceeds from disposition of investments	597,763,695
Amortization of discount	(2,106,392)
Net realized (gain) loss on investments	(373,256)
Net change in unrealized (appreciation) depreciation on investments	(15,875,058)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(467,197)
(Increase) decrease in other assets	(24,427)
Increase (decrease) due to Affiliate	383,310
Increase (decrease) advisory fee payable	646,340
Increase (decrease) accounting and administration service fees payable	(52,008)
Increase (decrease) professional fees payable	(172,695)
Increase (decrease) incentive fee payable	(1,011,384)
Increase (decrease) distribution fees payable	229,549
Increase (decrease) in other payables	(87,493)
Net Cash Provided by (Used in) Operating Activities	(224,858,503)
Cash Flows from Financing Activities
Contributions received in advance	9,127,048
Proceeds from shares sold	216,087,028
Withdrawals, net of amounts due to Shareholders	(344,325)
Net Cash Provided by (used in) Financing Activities	224,869,751
Net Change in Cash	11,248
Cash at Beginning of Period	2,296
Cash at End of Period	$13,544
The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Institutional Class

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Year Ended March 31, 2022	Period from January 19, 2021 (Commencement of Operations) through March 31, 2021*
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.76	$10.83	$10.19	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06)	(0.08)	0.13	—
Net realized and unrealized gain (loss) on investments	0.34	1.06	0.64	0.19
Net increase (decrease) in net assets resulting from operations	0.28	0.98	0.77	0.19
DISTRIBUTIONS
Net change in capital due to distributions	—	(0.05)	(0.13)	—
NET ASSET VALUE, END OF PERIOD	12.04	11.76	10.83	10.19
TOTAL NET ASSET VALUE RETURN(2)(3)	2.39%	9.04%	7.64%	1.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	515,200	425,935	350,463	212,013
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	2.03%	2.32%(7)	1.50%	1.16%
Total expenses after expense waiver, expense recoupment and fee offset	2.05%	2.20%	1.33%	0.76%
Fee offset	(0.02)%	(0.04)%	—%	—%
Net investment income (loss)	(0.66)%	(0.67)%	1.24%	0.86%
Portfolio Turnover Rate(3)	2.95%	45.02%	57.13%	12.50%

*
Prior to the commencement date, the Fund had been inactive except for matters related to the Fund’s organization, registration under the Investment Company Act of 1940, as amended, registration of the shares under the 1933 Act and the sale of 10,000 Institutional Class Shares to Neuberger Berman Europe Holdings LLC.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period January 19, 2021 (Commencement of Operations) through March 31, 2021, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (or recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Subsidiary. Excluding this tax expense, the ratio would be 1.96%.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Class A-1

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period from March 1, 2022 (Commencement of Operations) through March 31, 2022
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.71	$10.82	$10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.10)	(0.15)	(0.02)*
Net realized and unrealized gain (loss) on investments	0.33	1.05	0.27*
Net increase (decrease) in net assets resulting from operations	0.23	0.90	0.25
DISTRIBUTIONS
Net change in capital due to distributions	—	(0.01)	—
NET ASSET VALUE, END OF PERIOD	11.94	11.71	10.82
TOTAL NET ASSET VALUE RETURN(2)(3)	2.03%	8.28%	2.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	113	111	102
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	2.73%	3.02%(7)	1.54%
Total expenses after expense waiver, expense recoupment and fee offset	2.75%	2.90%	1.49%
Fee offset	(0.02)%	(0.04)%	—%
Net investment income (loss)	(1.36)%	(1.37)%	0.35%
Portfolio Turnover Rate(3)	2.95%	45.02%	57.13%

*
The amount of net investment income and net loss from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statement of Operations due to the timing of purchases of Fund shares during the year.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period March 1, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (or recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Subsidiary. Excluding this tax expense, the ratio would be 2.66%.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Consolidated Financial Highlights — Class A-2

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period from March 1, 2022 (Commencement of Operations) through March 31, 2022
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.71	$10.82	$10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.10)	(0.15)	(0.04)*
Net realized and unrealized gain (loss) on investments	0.33	1.05	0.29*
Net increase (decrease) in net assets resulting from operations	0.23	0.90	0.25
DISTRIBUTIONS
Net change in capital due to distributions	—	(0.01)	—
NET ASSET VALUE, END OF PERIOD	11.94	11.71	10.82
TOTAL NET ASSET VALUE RETURN(2)(3)	2.03%	8.28%	2.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	164,547	25,107	1,613
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver, expense recoupment and fee offset	2.73%	3.02%(7)	1.54%
Total expenses after expense waiver, expense recoupment and fee offset	2.75%	2.90%	1.49%
Fee offset	(0.02)%	(0.04)%	—%
Net investment income (loss)	(1.36)%	(1.37)%	0.36%
Portfolio Turnover Rate(3)	2.95%	45.02%	57.13%

*
The amount of net investment income and net loss from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statement of Operations due to the timing of purchases of Fund shares during the year.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period March 1, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver (or recoupment) are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

(7)
Ratio is inclusive of the deferred tax expense from the Subsidiary. Excluding this tax expense, the ratio would be 2.66%.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Access Fund LLC
Notes to the Financial Statements
September 30, 2023 (Unaudited)

1.   Organization
NB Private Markets Access Fund LLC (formerly, NB Crossroads Private Markets Access Fund LLC) (the “Fund”) was organized on July 10, 2020 as a limited liability company registered under the laws of the state of Delaware. The Fund is a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to investors that are both “accredited investors” as defined in Section 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended, and “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund is authorized to offer three separate classes of shares (“Shares”) designated as Institutional Class, Class A-1 and Class A-2. Institutional Class shares commenced operations on January 19, 2021; Class A-1 and Class A-2 shares commenced operations on March 1, 2022. Class A-1 shares are offered at net asset value (“NAV”) plus a maximum sales charge of 3.50%. Institutional Class and Class A-2 shares are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific fees) and realized and unrealized gains and losses are allocated proportionately each month based upon the relative net assets of each share class.
The Fund’s investment objective is to seek to provide attractive, long-term capital appreciation by investing primarily in an actively managed portfolio of private equity investments. The Fund’s private equity investments are expected to focus on private equity strategies including: (i) buyouts; (ii) special situations; (iii) venture and growth capital; (iv) infrastructure and real assets; and (v) private credit. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that will include: (i) direct investments in the equity of private companies and/or debt securities of operating companies and other credit instruments, including investments alongside private equity funds and other private equity firms (“Direct Investments”); (ii) investments in private equity funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, (b) in connection with a restructuring transaction of a Portfolio Fund(s), and/or (c) directly from a private equity fund; (iii) primary investments in newly formed Portfolio Funds; and (iv) publicly listed private equity investments and investments in business development companies. The Fund will also invest a portion of its assets in a portfolio of cash and cash equivalents, liquid fixed-income securities and other credit instruments.
The Fund is managed by Neuberger Berman Investment Advisers LLC, an investment adviser registered under the Advisers Act that serves as the Fund’s investment adviser (“NBIA” or “Registered Investment Adviser”). The Registered Investment Adviser has engaged NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with the Registered Investment Adviser, the “Adviser”) to assist with investment decisions. The Fund’s Board of Managers (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. Certain officers of the Registered Investment Adviser are also officers of the Fund.
2.   Significant Accounting Policies
The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) Topic 946, Financial Services —  Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A.   Basis of Accounting
The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Fund are maintained in U.S. dollars.

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

Consolidation of Subsidiaries — NB CR PMAF Blocker LLC (the “Subsidiary”), is an investment company and a wholly-owned subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was September 1, 2021. On September 30, 2023, the Subsidiary had net assets of $11,381,100 which equals 1.7% of the Fund’s total net assets.
B.   Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.
C.   Valuation of Investments
The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine, in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.
The Board has approved the Procedures pursuant to which the Fund values its investments. In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.
The Adviser generally will value the Fund’s investment in Portfolio Funds and certain Direct Investments, including Direct Investments in private equity securities, using the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. Portfolio Funds are generally valued based on the latest net asset value reported by a Portfolio Fund Manager or general partner. Similarly, many Direct Investments, including Direct Investments in private equity securities, are generally valued based on the valuation information provided by the lead or sponsoring private equity investors. In general, it is anticipated that such valuation information from these Portfolio Fund managers or from lead or sponsoring private equity investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Direct Investments and Portfolio Funds for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Adviser pursuant to the Fund’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. To the extent the Adviser is either unable to utilize the practical expedient under ASC 820, or where the Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of an investment, the Adviser will make a fair value determination of the value of the investment.

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.
Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Board on the basis of market quotations. The Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Adviser believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board.
For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.
ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.
Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

The following table presents the investments carried on the Statement of Assets and Liabilities by level within the valuation hierarchy as of September 30, 2023.
Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Asset-Backed Securities	$—	$4,416,130	$—	$—	$4,416,130
Bank Loans	—	5,537,910	—	—	5,537,910
Commercial Mortgage-Backed Securities	—	1,337,712	—	—	1,337,712
Collateralized Mortgage-Backed Obligations	—	2,536,318	—	—	2,536,318
Common Stocks	2,734,697	—	—	—	2,734,697
Corporate Bonds	—	5,443,747	—	—	5,443,747
Private Funds	—	—	77,203,176	413,026,780	490,229,956
Short-Term Investments	196,254,450	—	—	—	196,254,450
Total Investments	$198,989,147	$19,271,817	$77,203,176	$413,026,780	$708,490,920
Additional sector, industry, or geographic detail, if any, is included in the Schedule of Investments.
Significant Unobservable Inputs
As of September 30, 2023, the Fund had Level 3 investments valued at $77,203,176. The fair value of investments valued at $413,026,780 in the Fund’s Schedule of Investments have been valued at the unadjusted NAV by the managers of the investments.
The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2023.
	Fair Value as of September 30, 2023	Valuation Methodologies	Unobservable Inputs
Investments			Variable	Value/Range	Weighted Average(1)
Private Funds
Co-Investment	$17,000,000	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	56,112,745	Market Approach	LTM EBITDA	1.8x – 21.0x	12.9x
Co-Investment	4,090,431	Market Approach	LTM Revenue	8.9x	8.9x
Total Investments	$77,203,176

(1)
Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2023, purchases of and sales from Level 3 investments were as follows:
Purchases	Sales
$1,186,345	$29,438
During the six months ended September 30, 2023, changes in unrealized appreciation and realized gains from Level 3 investments were $2,691,601 and $0, respectively.
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the six months ended September 30, 2023, there were no transfers into or out of Level 3.
The estimated remaining life of the Fund’s investments as of September 30, 2023, is unknown at this time.

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.
D.   Cash and Cash Equivalents
Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.
Cash on the Statements of Assets and Liabilities as of September 30, 2023 is $13,544. Short-Term Investments presented on the Schedule of Investments may include deposits in money market accounts, Treasury Bills and Treasury Notes, which are classified as Level 1 assets. As of September 30, 2023, the Fund held Short-Term Investments of $196,254,450, of which $92,734,828 is held in an overnight sweep that is deposited into a money market account, $90,711,307 of Treasury Bills and $12,808,315 of Treasury Notes.
E.   Investment Gains and Losses
The Fund records distributions of cash or in-kind securities from the investments based on the information from distribution notices when distributions are received. The Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Fund’s change in net unrealized appreciation/(depreciation) and the Fund’s share of net investment income or (loss) based upon information received regarding distributions from Portfolio Fund managers or the lead or sponsoring private equity investor for Direct Investments. The Fund may also recognize realized losses based upon information received from the Portfolio Fund managers or the lead or sponsoring private equity investor for Direct Investments for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each investment.
Portfolio Funds and certain Direct Investments may make in-kind distributions to the Fund and, particularly in the event of a dissolution of a Portfolio Fund or Direct Investment, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such investment and distribute proceeds to Shareholders, under certain circumstances when deemed appropriate by the Board, a Shareholder may receive in-kind distributions from the Fund.
F.   Federal Income Taxes
The Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Shareholders and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2023 there is no provision for federal income or excise tax within the financial

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

statements. Differences arise in the computation of Shareholders’ capital for financial reporting in accordance with GAAP and Shareholders’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes. The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Underlying Investments.
The Subsidiary is a domestic limited liability company that is treated as a corporation for tax reporting and has a tax year end of September 30. The Subsidiary is subject to federal, state and local income taxes. As of September 30, 2023, the Subsidiary has recorded a total deferred tax payable of $1,428,973.
The Fund’s tax basis capital gains and losses will be determined as of each tax year end and presented within the Fund’s fiscal year end financial statements as of March 31, 2024. There were no distributions paid for the six months ended September 30, 2023.
The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2021 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Fund’s tax positions for the current period and has concluded that no provision for taxes is required in the Fund’s financial statements for the six months ended September 30, 2023. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2023, the Fund did not incur any interest or penalties.
G.   Restrictions on Transfers
Shares of the Fund are generally not transferable. No Shareholder may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Shares without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.
H.   Purchase of Shares
Shares will generally be offered for purchase as of the first business day of each month, or at such other times as determined in the discretion of the Board, based on the most recent net asset value which will be calculated for the last business day of the preceding month. The minimum initial investment in the Fund by any investor is $50,000, and the minimum additional investment in the Fund by any Shareholder is $10,000, except for additional purchases pursuant to a dividend reinvestment plan. The Board reserves the right to accept lesser amounts below these minimums.
I.   Repurchase of Shares
The Fund expects to conduct repurchase offers quarterly pursuant to written tenders to Shareholders. The Registered Investment Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly on or about each of March 31, June 30, September 30 and December 31. A Shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. During the six months ended September 30, 2023, 60,591 Shares were tendered, all of which were repurchased by the Fund.
J.   Fees of the Portfolio Funds’ Investments
Each Portfolio Fund Investment will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Statement of Operations, Shareholders of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights. The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.
Contributed capital to and distributions received from these foreign investments are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.
Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.
K.   Foreign Currency Translation
The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.
Contributed capital to and distributions received from these foreign investments are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.
Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.
L.   Distributions to Shareholders
The Fund intends to pay dividends from net investment income at least annually. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the calendar year, at which time it will be reported to the Shareholders.

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

M.   Security Transactions and Related Income
Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date. Realized gains and losses on securities and unrealized appreciation and depreciation of securities are reported on the identified cost basis, which is also used for income tax purposes.
N.   Fund Expenses
The Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); Incentive Fees (as defined herein); Distribution and Servicing Fees for Class A-1 and Class A-2 Shares; investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.
3.   Advisory Fee, Incentive Fee, Distribution and Servicing Fee, and Other Expenses
The Registered Investment Adviser provides investment advisory services to the Fund and incurs research, travel and other expenses related to the selection and monitoring of underlying investments. Further, the Registered Investment Adviser provides certain management and administrative services including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) at an annual rate of 1.50%, based on the Fund’s net asset value, calculated and accrued monthly as of the last business day of each month, and payable quarterly in arrears within five (5) business days after the completion of the net asset value computation for the quarter. Certain of the Fund’s investments pay the Adviser for transaction services at the time of closing of the investment. This income to the Adviser is shared with the Fund based on the Fund’s ownership percentage of the investment through a fee offset which is presented on the Statement of Operations. For the six months ended September 30, 2023, the Fund incurred Advisory Fees totaling $4,188,150.
At the end of each calendar quarter of the Fund, the Registered Investment Adviser will be entitled to receive an incentive fee (the “Incentive Fee”) equal to 10% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period. For the six months ended September 30, 2023, the Fund incurred Incentive Fees of $1,489,096.
The Fund maintains a memorandum account (the “Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Net losses are defined as the amount by which the net asset value of the Fund on the last day of the relevant period is less than the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses).
In consideration for services provided under an investment sub-advisory agreement, the Registered Investment Adviser pays the Sub-Adviser a quarterly fee equal to 90% of the Advisory Fee and 100% of the Incentive Fee received from the Fund.

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

The Fund has entered into an expense limitation agreement with the Registered Investment Adviser (the “Expense Limitation Agreement”). The Expense Limitation Agreement has a term ending July 31, 2024 (the “Limitation Period”). The Registered Investment Adviser may extend the Limitation Period for a period of one year on an annual basis. Pursuant to the Expense Limitation Agreement, the Registered Investment Adviser agrees to waive and/or reimburse certain annual operating expenses (excluding the advisory fee, incentive fee, distribution and servicing fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Other Expenses”) of the Fund so they are limited to 0.30% (30bps) per annum, of the average monthly net assets (“Expense Limitation”). The Fund has agreed to repay the Registered Investment Adviser any fees waived under the Expense Limitation or any Other Expenses the Registered Investment Adviser reimburses in excess of the Expense Limitation, provided the repayments do not cause the Fund’s Other Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Registered Investment Adviser, whichever is lower. Any such repayments must be made within three years after the year in which the Registered Investment Adviser incurred the expense. For the six months ended September 30, 2023 the Registered Investment Adviser recouped $104,995.
As of September 30, 2023, the following amounts remain subject to recoupment by the Registered Investment Adviser by the following dates:
March 31, 2024	March 31, 2025	March 31, 2026
$184,811	$513,637	$294,733
Class A-1 Shares and Class A-2 Shares are subject to a Distribution and Servicing Fee at an annual rate of 0.70% based on the aggregate net assets of the Fund attributable to such class payable to Neuberger Berman BD LLC, an affiliate of the Adviser (the “Distributor”). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee. The Registered Investment Adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial intermediaries in connection with the sale of the Shares. Class A-1 and A-2 shares commenced operations on March 1, 2022. For the six months ended September 30, 2023, the Fund incurred Distribution and Servicing Fees of $393 and $314,103 for Class A-1 and Class A-2, respectively.
Pursuant to an Administration, Fund Accounting and Recordkeeping Agreement, the Fund retains UMB Fund Services, Inc. (“UMBFS”) a subsidiary of UMB Financial Corporation, to provide administration, accounting and transfer agency services to the Fund. In consideration for these services, the Fund will pay UMBFS tiered fees based on the average monthly net asset value of the Fund, subject to a minimum annual fee, as well as certain other fixed, per-account or transactional fees. The Fund also reimburses UMBFS for certain out-of-pocket expenses. For the six months ended September 30, 2023, the Fund incurred accounting and administration service fees totaling $250,668.
The Board consists of seven managers (the “Managers”), of which six are not an “interested person” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Compensation to the Board is paid and expensed by the Fund on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Fund. For the six months ended September 30, 2023, the Fund incurred $84,375 in Independent Managers’ fees.
4.   Description of Certain Investments
Due to the nature of the investments in Portfolio Funds and certain Direct Investments, the Fund generally cannot liquidate its positions in such investments except through distributions from the investment,

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

which are made at the discretion of the Portfolio Fund manager or sponsor of the Direct Investments. The Fund has no right to demand repayment of its investment in such investments.
5.   Capital Commitments to Investments
As of September 30, 2023, the Fund had total capital commitments of $438,265,699 with remaining unfunded commitments to the investments totaling $17,366,097 as listed below:
Investment:	Unfunded Commitment
Private Funds	$17,366,097
Total	$17,366,097
6.   Investment Transactions
Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2023 were $124,665,219 and $12,886,503, respectively. Purchases and sales of short-term investments for the six months ended September 30, 2023 were $695,978,228 and $584,686,471, respectively.
7.   Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.
8.   Concentrations of Market, Credit, Liquidity, Industry and Currency Risk
Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material.
The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner if at all.
The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.
If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in a Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

NB Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2023 (Unaudited)

9.   Fixed Income, Debt and Bank Loan Securities Risk
Fixed-income securities in which the Fund may invest are generally subject to the following risks, other risks can be found in the Fund’s prospectus:
Interest Rate Risk.   The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser.
Credit Risk.   Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded, or the perceived creditworthiness of the issuer deteriorates.
Duration and Maturity Risk.   The Fund has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and all other factors that the Adviser deems relevant. Any decisions as to the targeted duration or maturity of any particular category of investments or of the Fund’s portfolio generally will be made based on all pertinent market factors at any given time. The Fund may incur costs in seeking to adjust the portfolio’s average duration or maturity. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.
10.   Subsequent Events
The Fund has evaluated all events subsequent to September 30, 2023, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

NB Private Markets Access Fund LLC
Proxy Voting and Portfolio Holdings (Unaudited)
September 30, 2023

Proxy Voting and Portfolio Holdings
A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the six months ended September 30, 2023.
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Private Markets Access Fund LLC
Advisory and Sub-Advisory Agreement Approval (Unaudited)
September 30, 2023

Advisory and Sub-Advisory Agreement Approval
The Board of NB Private Markets Access Fund LLC (the “Fund”) considered the approval of the Investment Advisory Agreement between the Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Fund, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at an executive session of the Independent Directors held on July 17, 2023 and a Board meeting held on July 19, 2023. The Board is comprised of a majority of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.
The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.
The Board discussed and reviewed the Advisory Fee and the Incentive Fee, together with the Sub-Advisory Fee paid by NBIA to NBAA out of the Advisory Fee and Incentive Fee, and the effective investment advisory fee rate paid by the Fund and the appropriateness of such fees. The Board took into consideration the Expense Limitation Agreement entered into by the Fund and NBIA. The Board reviewed and considered how the Advisory Fee, Incentive Fee and Sub-Advisory Fee for the Fund reflects the economies of scale for the benefit of the members of the Fund, noting that as the Fund grows, economies of scale would be realized. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and servicing fee payable by certain share classes of the Fund to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to comparable fund peers of the Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other fund programs. The Board noted, in comparing fee structures of the Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Fund. The Board concluded that the Advisory Fee, Incentive Fee and Sub-Advisory Fee were reasonable.
The Board discussed and reviewed the nature, extent and quality of services rendered to the Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Fund. The Board also considered Neuberger Berman’s extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Fund’s affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Fund. The Board concluded that, in light of the particular requirements of the Fund, it was satisfied with the professional qualifications and overall commitment to the Fund of the portfolio management team.

NB Private Markets Access Fund LLC
Advisory and Sub-Advisory Agreement Approval (Unaudited) (continued)
September 30, 2023

The Board discussed Neuberger Berman’s profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Fund and Neuberger Berman’s service levels, the current profitability of Neuberger Berman resulting from its relationship to the Fund was not excessive.
The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the Fund’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 1. Reports to Stockholders Continued.

(b) not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2023.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2023.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Access Fund LLC

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer
(Principal Executive Officer)

Date: December 8, 2023

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2023